Financial Risk Management - Summary of Rate Structure of Marketable Securities (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	€ 729,787	€ 439,222